Net gain or loss on financial instruments at fair value through profit or loss mandatorily measured at fair value (IFRS 9 And IAS 39)_Details of net gain or loss on financial instrument at fair value through profit or loss designated as upon initial recognition (Details) - KRW (₩)
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gains losses on financial instruments at fair value through profit or loss designated as upon initial recognition [Line Items]
Total net gains and losses on financial assets at fair value through profit or loss designated as upon initial recognition	₩ 17,484,000,000
Total net gains and losses on financial assets designated at fair value through profit or loss		₩ (110,950,000,000)	₩ (71,399,000,000)
Equity-linked securities
Gains losses on financial instruments at fair value through profit or loss designated as upon initial recognition [Line Items]
Total net gains and losses on financial assets at fair value through profit or loss designated as upon initial recognition	15,887,000,000
Total net gains and losses on financial assets designated at fair value through profit or loss		(112,476,000,000)	(76,172,000,000)
Securities
Gains losses on financial instruments at fair value through profit or loss designated as upon initial recognition [Line Items]
Total net gains and losses on financial assets at fair value through profit or loss designated as upon initial recognition	0
Total net gains and losses on financial assets designated at fair value through profit or loss		290,000,000	896,000,000
Net gains and losses on disposals | Equity-linked securities
Gains losses on financial instruments at fair value through profit or loss designated as upon initial recognition [Line Items]
Total net gains and losses on financial assets at fair value through profit or loss designated as upon initial recognition	(2,058,000,000)
Total net gains and losses on financial assets designated at fair value through profit or loss		(79,965,000,000)	(24,165,000,000)
Net gains and losses on disposals | Securities
Gains losses on financial instruments at fair value through profit or loss designated as upon initial recognition [Line Items]
Total net gains and losses on financial assets at fair value through profit or loss designated as upon initial recognition	0
Total net gains and losses on financial assets designated at fair value through profit or loss		0	14,000,000
Net gains and losses on valuation | Equity-linked securities
Gains losses on financial instruments at fair value through profit or loss designated as upon initial recognition [Line Items]
Total net gains and losses on financial assets at fair value through profit or loss designated as upon initial recognition	17,945,000,000
Total net gains and losses on financial assets designated at fair value through profit or loss		(32,511,000,000)	(52,007,000,000)
Net gains and losses on valuation | Securities
Gains losses on financial instruments at fair value through profit or loss designated as upon initial recognition [Line Items]
Total net gains and losses on financial assets at fair value through profit or loss designated as upon initial recognition	0
Total net gains and losses on financial assets designated at fair value through profit or loss		290,000,000	882,000,000
Net gains and losses on valuation | Other financial instruments
Gains losses on financial instruments at fair value through profit or loss designated as upon initial recognition [Line Items]
Total net gains and losses on financial assets at fair value through profit or loss designated as upon initial recognition	₩ 1,597,000,000
Total net gains and losses on financial assets designated at fair value through profit or loss		₩ 1,236,000,000	₩ 3,877,000,000